MFS(R) VARIABLE INSURANCE TRUST II (Formerly,
                         MFS(R)/Sun Life Series Trust):

                    MFS(R) Emerging Markets Equity Portfolio

                        Supplement to Current Prospectus:

Effective October 10, 2008, the sub-section entitled "Portfolio Manager(s)" under the main heading "Management of the Fund" is hereby restated as follows, with respect to the Emerging Markets Equity Portfolio only:

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares and possible conflicts of interest, is available in the fund's SAI. Each portfolio manager is primarily responsible for the day-to-day management of the fund.

-------------------- ------------------ ------------ ---------------------------

Portfolio Manager    Primary Role       Since        Title and Five Year History
-------------------- ------------------ ------------ ---------------------------
-------------------- ------------------ ------------ ---------------------------

Nicholas D. Smithie  Portfolio Manager  2002         Investment Officer of MFS;
                                                     employed in the investment
                                                     area of MFS since 1998.
-------------------- ------------------ ------------ ---------------------------
-------------------- ------------------ ------------ ---------------------------

Jose Luis Garcia     Portfolio Manager  October 2008 Investment Officer of MFS;
                     for Latin American              employed in the investment
                     Securities                      area of MFS since 2002.
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                The date of this Supplement is October 10, 2008.